SHEARMAN & STERLING LLP

                          801 PENNSYLVANIA AVENUE, N.W.
                            WASHINGTON, DC 20004-2604
                                  202 508-8000


WRITER'S DIRECT NUMBER:
(202) 508-8030


WRITER'S EMAIL ADDRESS:
tfriedmann@shearman.com


                                 August 26, 2005





VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:   North American Insurance Leaders, Inc.
      --------------------------------------
      Registration Statement on Form S-1
      ----------------------------------

Ladies and Gentlemen:


           Attached for filing on behalf of our client, North American Insurance Leaders, Inc., a Delaware corporation (the "Company"), under the Securities Act of 1933, as amended (the "Securities Act"), is a Registration Statement on Form S-1, including exhibits (the "Form S-1"), for registration of (i) 22,687,500 units ("Units") and a like number of shares of common stock ("Shares") of the Company, par value of $0.0001 per share, and warrants ("Warrants") included in the Units, (ii) 22,687,000 Shares underlying the Warrants and (iii) one purchase option as described in the prospectus, with an estimated proposed aggregate offering price of $320,212,600.

           The Company is currently discussing an arrangement with the existing stockholders and the underwriter, pursuant to which the existing stockholders' 20% interest will be maintained whether or not the over-allotment option is exercised. The Company, the existing stockholders and the underwriter currently contemplate creating an option in favor of the Company. It is contemplated that the existing shareholders' shares will undergo a stock split prior to the offering and that the Company will have a right to purchase up to 703,125 shares of common stock from the existing stockholders in the event that the underwriter does not exercise all or a portion of its over-allotment option. The Company would agree with the underwriter to exercise this right in such an event. This right would be exercisable for the 20-day period following expiration of the underwriter's option to purchase up to 2,812,500 additional units to cover over-allotments. The estimated price for each share pursuant to this right would be $0.0046 per share. In accordance with the arrangement with the underwriter, the Company would exercise this right to purchase shares only in an amount sufficient to cause the existing stockholders to hold 20% of our outstanding shares after giving effect to the offering and the exercise, if any, of the underwriters' over-allotment option. After finalization of this arrangement, it will be more specifically reflected in Amendment No.1 to the Form S-1.

           The registration fee in the amount of $37,689.01 has been calculated pursuant to Rule 457 under the Securities Act. The registration fee has been remitted to the Securities and Exchange Commission's account at the Mellon Bank by wire transfer.

           Our client expects to commence a public offering as soon as the Company completes the registration process. Should you have any questions pertaining to this filing, please call me at (212) 848-8030.


                                               Sincerely yours,

                                               /s/ Thomas J. Friedmann
                                               -----------------------
                                               Thomas J. Friedmann